FINANCIAL RISK MANAGEMENT - Maturity analysis of financial liabilities and Capital management (Details) - Liquidity risk $ in Millions	Dec. 31, 2019 ARS ($)
Schedule of maturity of financial liabilities
Financial liabilities	$ 235,290
Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	34,318
Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	182,187
Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	10,933
Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	7,561
Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	291
Due
Schedule of maturity of financial liabilities
Financial liabilities	2,398
Due | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	2,398
First year
Schedule of maturity of financial liabilities
Financial liabilities	78,700
First year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	29,565
First year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	36,170
First year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	9,957
First year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	2,782
First year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	226
Second year
Schedule of maturity of financial liabilities
Financial liabilities	61,876
Second year | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	1,807
Second year | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	58,058
Second year | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	409
Second year | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	1,537
Second year | Other liabilities
Schedule of maturity of financial liabilities
Financial liabilities	65
January 2022 thru December 2022
Schedule of maturity of financial liabilities
Financial liabilities	41,489
January 2022 thru December 2022 | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	233
January 2022 thru December 2022 | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	40,037
January 2022 thru December 2022 | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	270
January 2022 thru December 2022 | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	949
January 2023 and thereafter
Schedule of maturity of financial liabilities
Financial liabilities	50,827
January 2023 and thereafter | Trade payables
Schedule of maturity of financial liabilities
Financial liabilities	315
January 2023 and thereafter | Financial Debt
Schedule of maturity of financial liabilities
Financial liabilities	47,922
January 2023 and thereafter | Salaries and social security payables
Schedule of maturity of financial liabilities
Financial liabilities	297
January 2023 and thereafter | Leases liabilities
Schedule of maturity of financial liabilities
Financial liabilities	$ 2,293